Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds II
Entity Central Index Key	0001398078
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000050721
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Income Fund
Class Name	Institutional Shares
Trading Symbol	BLDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	2.26%	7.79%	3.40%	3.70%
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(0.23)	1.35
Customized Reference Benchmark...
	3.92	8.89	4.41	4.90

The Fund's returns shown prior to October 1, 2016, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Investment Grade Bond Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg U.S. Aggregate Bond Index (70%) and the S&P 500® Index (30%).

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 750,243,707
Holdings Count | Holding	1,781
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$750,243,707
Number of Portfolio Holdings...
1,781
Portfolio Turnover Rate...
36%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
26.3%
Corporate Bonds...
25.5
Asset-Backed Securities...
19.4
Common Stocks...
10.0
Floating Rate Loan Interests...
10.0
Equity-Linked Notes...
5.5
Non-Agency Mortgage-Backed Securities...
1.5
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.4
Foreign Government Obligations...
0.2
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
25.7%
AA/Aa...
8.7
A...
25.2
BBB/Baa...
20.4
BB/Ba...
4.6
B...
5.8
CCC/Caa...
0.4
CC/Ca...
0.1
NR...
9.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000050722
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Income Fund
Class Name	Investor A Shares
Trading Symbol	BLADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	2.13%	7.52%	3.12%	3.41%
Investor A Shares (with sales charge)...
	(1.95)	3.22	2.28	2.99
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(0.23)	1.35
Customized Reference Benchmark...
	3.92	8.89	4.41	4.90

The Fund's returns shown prior to October 1, 2016, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Investment Grade Bond Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg U.S. Aggregate Bond Index (70%) and the S&P 500® Index (30%).

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 750,243,707
Holdings Count | Holding	1,781
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$750,243,707
Number of Portfolio Holdings...
1,781
Portfolio Turnover Rate...
36%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
26.3%
Corporate Bonds...
25.5
Asset-Backed Securities...
19.4
Common Stocks...
10.0
Floating Rate Loan Interests...
10.0
Equity-Linked Notes...
5.5
Non-Agency Mortgage-Backed Securities...
1.5
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.4
Foreign Government Obligations...
0.2
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
25.7%
AA/Aa...
8.7
A...
25.2
BBB/Baa...
20.4
BB/Ba...
4.6
B...
5.8
CCC/Caa...
0.4
CC/Ca...
0.1
NR...
9.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000174022
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Income Fund
Class Name	Investor C Shares
Trading Symbol	BMICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$69	1.38%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	1.75%	6.71%	2.36%	2.65%
Investor C Shares (with sales charge)...
	0.75	5.71	2.36	2.65
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(0.23)	1.35
Customized Reference Benchmark...
	3.92	8.89	4.41	4.90

The Fund's returns shown prior to October 1, 2016, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Investment Grade Bond Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg U.S. Aggregate Bond Index (70%) and the S&P 500® Index (30%).

Performance shown prior to the Investor C Shares inception date of October 3, 2016 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor C Shares fees.

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 750,243,707
Holdings Count | Holding	1,781
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$750,243,707
Number of Portfolio Holdings...
1,781
Portfolio Turnover Rate...
36%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
26.3%
Corporate Bonds...
25.5
Asset-Backed Securities...
19.4
Common Stocks...
10.0
Floating Rate Loan Interests...
10.0
Equity-Linked Notes...
5.5
Non-Agency Mortgage-Backed Securities...
1.5
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.4
Foreign Government Obligations...
0.2
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
25.7%
AA/Aa...
8.7
A...
25.2
BBB/Baa...
20.4
BB/Ba...
4.6
B...
5.8
CCC/Caa...
0.4
CC/Ca...
0.1
NR...
9.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000050720
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Income Fund
Class Name	Class K Shares
Trading Symbol	BLDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	2.17%	7.84%	3.43%	3.76%
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(0.23)	1.35
Customized Reference Benchmark...
	3.92	8.89	4.41	4.90

The Fund's returns shown prior to October 1, 2016, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Investment Grade Bond Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg U.S. Aggregate Bond Index (70%) and the S&P 500® Index (30%).

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 750,243,707
Holdings Count | Holding	1,781
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$750,243,707
Number of Portfolio Holdings...
1,781
Portfolio Turnover Rate...
36%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
26.3%
Corporate Bonds...
25.5
Asset-Backed Securities...
19.4
Common Stocks...
10.0
Floating Rate Loan Interests...
10.0
Equity-Linked Notes...
5.5
Non-Agency Mortgage-Backed Securities...
1.5
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.4
Foreign Government Obligations...
0.2
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
25.7%
AA/Aa...
8.7
A...
25.2
BBB/Baa...
20.4
BB/Ba...
4.6
B...
5.8
CCC/Caa...
0.4
CC/Ca...
0.1
NR...
9.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000220895
Shareholder Report [Line Items]
Fund Name	BlackRock Retirement Income 2030 Fund
Class Name	Institutional Shares
Trading Symbol	BRICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Retirement Income 2030 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	Since inception
Institutional Shares ...
	3.43%	9.63%	3.79%
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(2.78)
MSCI World Index...
	11.75	20.19	13.09
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	5.40	11.19	5.11
Net Assets...
$4,580,510
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
-%

The Fund commenced operations on July 31, 2020.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 4,580,510
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	0.00%
Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
98.0%
Short-Term Securities...
2.0

C000220896
Shareholder Report [Line Items]
Fund Name	BlackRock Retirement Income 2030 Fund
Class Name	Investor A Shares
Trading Symbol	BRIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Retirement Income 2030 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	Since inception
Investor A Shares ...
	3.30%	9.35%	3.53%
Investor A Shares (with sales charge)...
	(2.12)	3.61	2.12
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(2.78)
MSCI World Index...
	11.75	20.19	13.09
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	5.40	11.19	5.11
Net Assets...
$4,580,510
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
-%

The Fund commenced operations on July 31, 2020.

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 4,580,510
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	0.00%
Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
98.0%
Short-Term Securities...
2.0

C000220897
Shareholder Report [Line Items]
Fund Name	BlackRock Retirement Income 2040 Fund
Class Name	Institutional Shares
Trading Symbol	BRIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Retirement Income 2040 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	Since inception
Institutional Shares ...
	3.44%	9.60%	3.85%
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(2.78)
MSCI World Index...
	11.75	20.19	13.09
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	5.40	11.19	5.11
Net Assets...
$4,606,396
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
-%

The Fund commenced operations on July 31, 2020.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 4,606,396
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	0.00%
Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
97.6%
Short-Term Securities...
2.4

C000220898
Shareholder Report [Line Items]
Fund Name	BlackRock Retirement Income 2040 Fund
Class Name	Investor A Shares
Trading Symbol	BRIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Retirement Income 2040 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	Since inception
Investor A Shares ...
	3.31%	9.33%	3.59%
Investor A Shares (with sales charge)...
	(2.12)	3.59	2.18
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(2.78)
MSCI World Index...
	11.75	20.19	13.09
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	5.40	11.19	5.11
Net Assets...
$4,606,396
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
-%

The Fund commenced operations on July 31, 2020.

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 4,606,396
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	0.00%
Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
97.6%
Short-Term Securities...
2.4